5. Income Taxes (Details-Deferred Taxes) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets:
Net operating loss carry-forwards	$ (11,792,000)	$ (7,588,000)
Stock based compensation - options/awards	2,686,000	1,588,000
Stock issued for services (stock grants)	971,000	825,000
Disallowed entertainment expense	45,000	38,000
Charitable contribution limitation	10,000	10,000
Preferred stock	39,000	39,000
Bad debt expense	31,000	12,000
Penalties	1,000	1,000
Loss on extinguishment of debt	129,000	0
Beneficial Conversion Feature	119,000	95,000
Mobiquity-Spain - net loss	440,000	102,000
Deferred Tax Assets	(7,321,000)	(4,881,000)
Less Valuation Allowance	7,321,000	4,323,000
Net Deferred Tax Asset	$ 0	$ 0